Accumulated Other Comprehensive Loss - Schedule of Net Income Amounts Reclassified from AOCL (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	$ 42,836	$ 42,797
Cost of sales	37,037	37,185
Income tax	446	320
Net of tax	1,009	1,213
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassification to net income	53	55
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	(7)	(32)
Cost of sales	76	107
Income tax	(15)	(19)
Net of tax	54	56
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(1)	(1)
Income tax	0	0
Net of tax	$ (1)	$ (1)